Supplement to the
Fidelity® Commodity Strategy Fund
August 23, 2009
as revised
September 30, 2009
Prospectus

Effective December 1, 2009, the following information supplements the biographical information found in the "Fund Management" section beginning on page 15.

Maximilian Kaufmann has been a Portfolio Manager with Geode since August 2009. He serves as a Portfolio Manager of Commodity Strategy Fund, which he has managed since December 2009. He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Kaufmann is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Kaufmann was a Senior Vice President at PanAgora Asset Management from 2003 to 2007 and Lazard Asset Management from 2007 to 2009.

FCR-09-01 December 16, 2009
1.905905.100

Supplement to the
Fidelity® Series Global ex U.S. Index Fund
August 23, 2009
Prospectus

Effective December 1, 2009, the following information supplements the biographical information found in the "Fund Management" section beginning on page 12.

Maximilian Kaufmann has been a Portfolio Manager with Geode since August 2009. He serves as a Portfolio Manager of the fund, which he has managed since December 2009. He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Kaufmann is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Kaufmann was a Senior Vice President at PanAgora Asset Management from 2003 to 2007 and Lazard Asset Management from 2007 to 2009.

SGX-09-01 December 16, 2009
1.905959.100

Supplement to the
Fidelity® Series Commodity Strategy Fund
August 23, 2009
Prospectus

Effective December 1, 2009, the following information supplements the biographical information found in the "Fund Management" section beginning on page 15.

Maximilian Kaufmann has been a Portfolio Manager with Geode since August 2009. He serves as a Portfolio Manager of Series Commodity Strategy Fund, which he has managed since December 2009. He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Kaufmann is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Kaufmann was a Senior Vice President at PanAgora Asset Management from 2003 to 2007 and Lazard Asset Management from 2007 to 2009.

SCR-S-09-01 December 16, 2009
1.905901.100

Supplement to the
Fidelity® Series Commodity Strategy Fund
Class F
August 23, 2009
Prospectus

Effective December 1, 2009, the following information supplements the biographical information found in the "Fund Management" section beginning on page 15.

Maximilian Kaufmann has been a Portfolio Manager with Geode since August 2009. He serves as a Portfolio Manager of Series Commodity Strategy Fund, which he has managed since December 2009. He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Kaufmann is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Kaufmann was a Senior Vice President at PanAgora Asset Management from 2003 to 2007 and Lazard Asset Management from 2007 to 2009.

SCR-F-09-01 December 16, 2009
1.905900.100